Share-based payments - Additional Information (Detail)																																	3 Months Ended		9 Months Ended		12 Months Ended
	May 19, 2026 shares	May 11, 2026 shares	Mar. 11, 2026 shares	Jan. 27, 2026 shares	Jan. 15, 2026 shares	Dec. 22, 2025 USD ($) shares	Dec. 08, 2025 shares	Nov. 28, 2025 shares	Nov. 03, 2025 shares	Sep. 03, 2025 shares	Jul. 25, 2025 shares	Jul. 20, 2025 shares $ / shares	Jun. 27, 2025 shares	Jun. 05, 2025 USD ($) shares	Jan. 24, 2025 USD ($) shares $ / shares	Jan. 06, 2025 USD ($) shares	Dec. 23, 2024 shares	Dec. 04, 2024 USD ($) shares	Nov. 07, 2024 USD ($) shares	Oct. 25, 2024 USD ($) shares	Oct. 11, 2024 shares	Oct. 09, 2024 USD ($) shares	Aug. 12, 2024 USD ($) shares	Jul. 01, 2024 USD ($) shares	Jun. 20, 2024 USD ($) shares	Jun. 14, 2024 shares	May 23, 2024 USD ($) shares	Oct. 11, 2023 USD ($) shares	May 11, 2023 USD ($) shares	Sep. 16, 2022 USD ($) shares	Aug. 15, 2022 shares	Feb. 15, 2022 USD ($) shares	Sep. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) shares $ / shares	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2015 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share option issued and outstanding capital at date of grant																																	10.00%		10.00%
Percentage of aggregate number of option granted																																	5.00%		5.00%
Number of share options exercised in share-based payment arrangement															10,000																				0		10,000
Number of share options expired in share-based payment arrangement																																			0		828,125
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares															$ 4.00																				$ 0		$ 4.00
Proceeds from exercise of options | $																																			$ 0	$ 40,000
Number of share options forfeited in share-based payment arrangement												828,125
Weighted average unexercised price of share options forfeited in share-based payment arrangement | $ / shares												$ 9.72
Percentage of common share issuance to diluted share capital																																	10.00%		10.00%
Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share option granted																																	2.00%		2.00%
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share option granted																																	2.00%		2.00%
Closing market price [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares															$ 5.72
Proceeds from exercise of options | $															$ 40,000
Deferred Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement																																			80,250		962,500
Number of share options forfeited in share-based payment arrangement																																						7,292
Number of other equity instruments outstanding in share-based payment arrangement																																	3,725,833		3,725,833		3,806,083	4,102,083
Number of other equity instruments vested in share based payment arrangement																																			3,054,480					83,333
Number of other equity instruments granted in share-based payment arrangement						367,500				50,000				299,000									250,000		187,500		312,500	87,500	225,000	1,250,000		862,500			0		666,500			1,675,000
Number of other equity instruments forfeited in share-based payment arrangement																																								141,667
Number of other equity instruments exercised or vested in share-based payment arrangement			49,000		25,000				62,500		250,000						5,208				62,500				125,000	62,500									80,250		962,500			1,116,667
Number of other equity instruments exercised in share based payment arrangement	6,250																																							166,667
Number of other equity instruments to be vested in share based payment arrangement																																								416,666
Weighted average fair value at measurement date, share options granted | $						$ 1.97								$ 1.69									$ 15.00		$ 16.00		$ 16.00	$ 16.00	$ 16.00	$ 16.00		$ 16.00					$ 10.00
Number of other equity instruments cancelled in share-based payment arrangement																															506,250
Expense from share-based payment transactions | $																																	$ 138,750	$ 328,508	$ 712,158	2,078,985
Share-based compensation expenses recovered included in exploration and evaluation assets | $																																	169	1,272	1,999	3,773
Expense from equity-settled share-based payment transactions | $																																	138,581	327,236	710,159	2,075,212
Deferred Stock Units [Member] | Vesting In Four Installments [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement																												25,000
Deferred Stock Units [Member] | Yet To Vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement																									62,500
Deferred Stock Units [Member] | Immediately Vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement																									12,500
Deferred Stock Units [Member] | Four equal installments annually [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement																									50,000
Deferred Stock Units [Member] | Exploration and evaluation assets [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option capitalized | $																																	169	1,272	1,999	3,773
Deferred Stock Units [Member] | December 31, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortization expenses for share option | $																																	3,778	6,356	9,995	18,860
Expense from share based payment transactions | $																																	3,022	5,084	7,996	15,087
Deferred Stock Units [Member] | February 15, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortization expenses for share option | $																																		0		38,468
Deferred Stock Units [Member] | August 15, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortization expenses for share option | $																																	0		0
Deferred Stock Units [Member] | September 16, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement																																					475,000		25,000
Deferred Stock Units [Member] | June 20, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised in share based payment arrangement											125,000
Expense from share based payment transactions | $																																	29,398	54,603	134,084	255,728
Deferred Stock Units [Member] | August 12, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share based payment transactions | $																																	0	267,549	73,429	1,260,619
Deferred Stock Units [Member] | June 5, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share based payment transactions | $																																	0	0	0	505,310
Deferred Stock Units [Member] | December 22, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share based payment transactions | $																																	$ 108,507	0	$ 494,650	0
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement																																			1,162,575		900,000
Number of other equity instruments outstanding in share-based payment arrangement																																	3,884,350		3,884,350		5,046,925	4,425,625
Number of other equity instruments vested in share based payment arrangement																																			3,563,025
Number of other equity instruments granted in share-based payment arrangement						1,285,300										511,000		120,000	275,000	500,000		387,500	87,500	3,087,500											0		1,796,300
Number of other equity instruments forfeited in share-based payment arrangement								275,000																											0		275,000
Number of other equity instruments exercised or vested in share-based payment arrangement							50,000	100,000																											1,162,575		900,000
Number of other equity instruments exercised in share based payment arrangement		500,000	100,000	37,500			50,000						100,000																						100,000
Weighted average fair value at measurement date, share options granted | $						$ 1.97										$ 8.24		$ 13.21	$ 15.00	$ 15.00		$ 15.00	$ 15	$ 15.00
Share-based compensation expenses recovered included in exploration and evaluation assets | $																																	$ 53,649	1,364,998	$ 342,436	4,050,484
Expense from equity-settled share-based payment transactions | $																																	299,966	9,394,488	$ 2,177,653	34,261,343
Description of vesting requirements for share-based payment arrangement																																			100,000 vested immediately and the remaining 175,000 vested on November 29, 2025 (one year from the completion of the initial public offering of the Company).
Estimated fair value of grant | $																																	53,649	0	$ 342,436	0
Restricted share units [member] | Immediately Vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement																			100,000
Restricted share units [member] | Earlier Vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement																			175,000
Restricted share units [member] | August 12, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share based payment transactions | $																																	0	251,835	$ 0	747,294
Restricted share units [member] | December 22, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised in share based payment arrangement																																			162,575
Expense from share based payment transactions | $																																	353,615	0	$ 2,257,092	0
Expense from equity-settled share-based payment transactions | $																																	299,966	0	$ 1,914,656	0
Restricted share units [member] | July 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement																																			262,500
Expense from share based payment transactions | $																																	0	8,086,804	$ 0	23,996,712
Share-based compensation expenses recovered included in exploration and evaluation assets | $																																	0	1,113,163	0	3,303,190
Expense from equity-settled share-based payment transactions | $																																	0	6,973,641	0	20,693,522
Restricted share units [member] | October 9, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised in share based payment arrangement																																					100,000
Expense from share based payment transactions | $																																	23,909	610,668	262,997	2,602,528
Restricted share units [member] | October 25, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised in share based payment arrangement																																					500,000
Expense from share based payment transactions | $																																	0	796,510	0	4,926,044
Restricted share units [member] | November 7, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share based payment transactions | $																																	0	624,031	0	1,851,744
Restricted share units [member] | December 4, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share based payment transactions | $																																	0	0	0	0
Restricted share units [member] | January 6, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share based payment transactions | $																																	0	389,638	0	4,187,505
Restricted share units [member] | March 31, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share based payment transactions | $																																	$ 353,615	$ 10,759,486	$ 2,520,089	$ 38,311,827